JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 71.1%
Fixed Income — 44.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	21,329,425	255,953,103
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	12,386,631	105,534,095
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,219,876	18,202,980
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	2,248,369	18,549,044
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	699,769	6,360,904
JPMorgan High Yield Fund Class R6 Shares (a)	8,454,007	60,953,388
JPMorgan Income Fund Class R6 Shares (a)	837,945	8,077,790
JPMorgan Managed Income Fund Class L Shares (a)	948,427	9,531,696
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	6,362,213	61,077,249

Total Fixed Income		544,240,249

International Equity — 4.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,062,422	49,641,868

U.S. Equity — 22.1%
JPMorgan Equity Index Fund Class R6 Shares (a)	5,899,121	268,292,016

TOTAL INVESTMENT COMPANIES (Cost $823,158,142)		862,174,133

EXCHANGE-TRADED FUNDS — 27.1%
Alternative Assets — 4.3%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	576,137	51,892,659

Fixed Income — 2.2%
iShares Core U.S. Aggregate Bond ETF	49,948	5,652,615
iShares TIPS Bond ETF	178,225	20,725,785

Total Fixed Income		26,378,400

International Equity — 15.3%
iShares Core MSCI EAFE ETF	3,032,146	185,173,156

U.S. Equity — 5.3%
iShares Russell 2000 ETF	172,160	26,054,695
iShares Russell Mid-Cap ETF	697,936	39,049,519

Total U.S. Equity		65,104,214

TOTAL EXCHANGE-TRADED FUNDS (Cost $314,254,871)		328,548,429

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $3,328,963)	3,335,000	3,335,912

	Shares
SHORT-TERM INVESTMENTS — 2.3%
INVESTMENT COMPANIES — 2.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (c) (Cost $27,909,931)	27,909,931	27,909,931

Total Investments — 100.8% (Cost $1,168,651,907)		1,221,968,405
Liabilities in Excess of Other Assets — (0.8)%		(9,740,602)

Net Assets — 100.0%		1,212,227,803

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Abbreviations

EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2019.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	197	12/2019	USD	29,323,450	(241,983)
U.S. Treasury 10 Year Note	244	12/2019	USD	31,796,250	(101,031)

					(343,014)

Short Contracts
EURO STOXX 50 Index	(151)	12/2019	EUR	(5,846,807)	(81,353)
Russell 2000 E-Mini Index	(111)	12/2019	USD	(8,458,755)	351,005

					269,652

					(73,362)

Abbreviations

EUR	Euro
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,218,632,493	$3,335,912	$—	$1,221,968,405

Appreciation in Other Financial Instruments
Futures Contracts (a)	$351,005	$—	$—	$351,005

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(343,014)	$(81,353)	$—	$(424,367)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$25,778,765	$23,501,084	$—	$—	$2,612,810	$51,892,659	576,137	$240,733	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	249,663,898	1,835,948	—	—	4,453,257	255,953,103	21,329,425	1,835,948	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	107,899,891	873,652	4,696,239	142,250	1,314,541	105,534,095	12,386,631	873,652	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	17,950,790	231,574	—	—	20,616	18,202,980	2,219,876	231,575	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	49,434,832	1,780,135	—	—	(1,573,099)	49,641,868	3,062,422	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	16,108,392	2,362,950	—	—	77,702	18,549,044	2,248,369	184,949	—
JPMorgan Equity Index Fund Class R6 Shares (a)	232,637,396	35,066,231	1,695,617	(56,874)	2,340,880	268,292,016	5,899,121	1,531,062	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	6,315,063	80,491	—	—	(34,650)	6,360,904	699,769	80,493	—
JPMorgan High Yield Fund Class R6 Shares (a)	69,779,539	978,318	9,676,784	(293,946)	166,261	60,953,388	8,454,007	978,318	—
JPMorgan Income Fund Class R6 Shares (a)	7,900,549	102,465	—	—	74,776	8,077,790	837,945	102,012	—
JPMorgan Managed Income Fund Class L Shares (a)	21,009,871	8,609,459	20,088,162	45,981	(45,453)	9,531,696	948,427	95,902	—
JPMorgan Realty Income Fund Class R6 Shares (a)	4,338,395	—	4,509,175	784,402	(613,622)	—	—	—	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	13,995,106	47,050,645	—	—	31,498	61,077,249	6,362,213	229,823	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	26,034,471	105,956,754	104,081,294	—	—	27,909,931	27,909,931	120,767	—

Total	$848,846,958	$228,429,706	$144,747,271	$621,813	$8,825,517	$941,976,723		$6,505,234	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.